Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Change in certain working capital accounts
The following table presents additional information about the change in certain working capital accounts:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Accounts receivable	$(98,714)	$(16,910)	$(17,181)
Other current assets	(11,056)	(2,396)	(5,775)
Accounts payable	1,572	(35)	(46)
Accrued employee compensation and benefits	877	7,718	2,100
Accrued interest	12,726	6	465
Other accrued liabilities	4,239	(2,471)	8,591
Unearned revenue	358	2,037	708
Other, net	(19,532)	605	278
Total	$(109,530)	$(11,446)	$(10,860)